Goodwill and Other Intangible Assets (Changes in Carrying Amount of Goodwill by Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019		Mar. 31, 2018
Goodwill [Line Items]
Goodwill - gross		¥ 839,030		¥ 837,533
Accumulated impairments		(308,538)		(314,995)
Goodwill		530,492		522,538
Increase (decrease) due to:
Acquisitions		243,044	[1]	21,773
Sales and dispositions				(121)
Impairments		(5,107)
Translation adjustments		3,111		(12,382)
Other		(2,988)		(1,316)
Goodwill - gross		1,087,374		839,030
Accumulated impairments		(318,822)		(308,538)
Goodwill		768,552		530,492
Game & Network Services
Goodwill [Line Items]
Goodwill - gross		150,606		151,938
Goodwill		150,606		151,938
Increase (decrease) due to:
Acquisitions	[1]	2,261
Translation adjustments		1,088		(1,332)
Goodwill - gross		153,955		150,606
Goodwill		153,955		150,606
Music
Goodwill [Line Items]
Goodwill - gross		165,700		166,416
Accumulated impairments		(306)		(306)
Goodwill		165,394		166,110
Increase (decrease) due to:
Acquisitions		240,396	[1]	2,877
Sales and dispositions				(121)
Translation adjustments		(2,420)		(3,472)
Goodwill - gross		403,676		165,700
Accumulated impairments		(306)		(306)
Goodwill		403,370		165,394
Pictures
Goodwill [Line Items]
Goodwill - gross		246,620		246,085
Accumulated impairments		(102,208)		(107,932)
Goodwill		144,412		138,153
Increase (decrease) due to:
Acquisitions		387	[1]	12,842
Translation adjustments		3,673		(6,583)
Other		(2,988)
Goodwill - gross		252,262		246,620
Accumulated impairments		(106,778)		(102,208)
Goodwill		145,484		144,412
Home Entertainment & Sound
Goodwill [Line Items]
Goodwill - gross		5,320		5,320
Accumulated impairments		(5,320)		(5,320)
Increase (decrease) due to:
Goodwill - gross		5,320		5,320
Accumulated impairments		(5,320)		(5,320)
Imaging Products & Solutions
Goodwill [Line Items]
Goodwill - gross		9,817		8,451
Accumulated impairments		(300)		(300)
Goodwill		9,517		8,151
Increase (decrease) due to:
Acquisitions				1,204
Impairments		(776)
Translation adjustments		(73)		162
Goodwill - gross		9,765		9,817
Accumulated impairments		(1,097)		(300)
Goodwill		8,668		9,517
Mobile Communications
Goodwill [Line Items]
Goodwill - gross		179,331		179,331
Accumulated impairments		(176,045)		(176,045)
Goodwill		3,286		3,286
Increase (decrease) due to:
Goodwill - gross		179,331		179,331
Accumulated impairments		(176,045)		(176,045)
Goodwill		3,286		3,286
Semiconductors
Goodwill [Line Items]
Goodwill - gross		45,793		48,069
Goodwill		45,793		48,069
Increase (decrease) due to:
Translation adjustments		771		(1,072)
Other				(1,204)
Goodwill - gross		46,564		45,793
Goodwill		46,564		45,793
Financial Services
Goodwill [Line Items]
Goodwill - gross		7,931		3,081
Accumulated impairments		(706)		(706)
Goodwill		7,225		2,375
Increase (decrease) due to:
Acquisitions				4,850
Goodwill - gross		7,931		7,931
Accumulated impairments		(706)		(706)
Goodwill		7,225		7,225
All Other
Goodwill [Line Items]
Goodwill - gross		27,912		28,842
Accumulated impairments		(23,653)		(24,386)
Goodwill		4,259		4,456
Increase (decrease) due to:
Impairments		(4,331)
Translation adjustments		72		(85)
Other				(112)
Goodwill - gross		28,570		27,912
Accumulated impairments		¥ (28,570)		(23,653)
Goodwill				¥ 4,259

[1]	Acquisitions for the fiscal year ended March 31, 2019 relate mainly to EMI Music Publishing acquisition in the Music segment. Refer to Note 25.